John Hancock
Global Thematic Opportunities Fund
Quarterly portfolio holdings 1/31/2023

Fund’s investments
As of 1-31-23 (unaudited)
	Shares	Value
Common stocks 98.5%		$266,140,057
(Cost $221,862,639)
Canada 1.0%		2,788,622
BELLUS Health, Inc. (A)	178,409	1,402,295
Xenon Pharmaceuticals, Inc. (A)	35,465	1,386,327
China 2.7%		7,222,438
Baidu, Inc., ADR (A)	15,892	2,140,335
Baidu, Inc., Class A (A)	92,100	1,548,205
Meituan, Class B (A)(B)	7,240	161,857
Tencent Holdings, Ltd.	69,200	3,372,041
Denmark 2.4%		6,514,842
Novo Nordisk A/S, B Shares	47,076	6,514,842
France 6.3%		17,083,234
EssilorLuxottica SA	28,141	5,163,271
Hermes International	3,404	6,370,590
Schneider Electric SE	34,210	5,549,373
Germany 2.6%		7,004,377
Siemens AG	35,468	5,540,266
Vonovia SE	51,831	1,464,111
Ireland 2.5%		6,650,274
Allegion PLC	56,574	6,650,274
Japan 3.3%		8,913,676
Persol Holdings Company, Ltd.	178,800	3,920,283
Shimano, Inc.	28,000	4,993,393
Luxembourg 1.5%		4,066,489
Eurofins Scientific SE	56,692	4,066,489
Netherlands 2.8%		7,590,016
Argenx SE, ADR (A)	3,904	1,492,304
NXP Semiconductors NV	33,084	6,097,712
Singapore 1.6%		4,415,793
DBS Group Holdings, Ltd.	161,300	4,415,793
Sweden 1.1%		2,996,721
Hexagon AB, B Shares	261,414	2,996,721
Switzerland 3.1%		8,488,714
Garmin, Ltd.	30,780	3,043,526
Roche Holding AG	17,443	5,445,188
Taiwan 2.3%		6,120,458
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	66,003	6,120,458
United Kingdom 4.1%		11,028,668
Capri Holdings, Ltd. (A)	74,587	4,959,290
Ferguson PLC	42,640	6,069,378
United States 61.2%		165,255,735
Applied Materials, Inc.	56,067	6,250,910
ASGN, Inc. (A)	31,423	2,857,922
Boston Scientific Corp. (A)	160,944	7,443,660
Comcast Corp., Class A	104,868	4,126,556
2	JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United States (continued)
Cytokinetics, Inc. (A)	30,395	$1,291,180
Danaher Corp.	15,644	4,135,961
Deere & Company	10,716	4,531,153
Electronic Arts, Inc.	33,988	4,373,576
Enphase Energy, Inc. (A)	2,177	481,944
Fidelity National Financial, Inc.	157,591	6,938,732
Fidelity National Information Services, Inc.	80,157	6,014,981
Fortinet, Inc. (A)	92,051	4,817,949
Generac Holdings, Inc. (A)	19,575	2,360,745
IDEX Corp.	16,471	3,947,769
KLA Corp.	15,899	6,240,040
Korn Ferry	77,544	4,186,601
Marriott International, Inc., Class A	17,365	3,024,636
Microsoft Corp.	16,065	3,981,068
Moderna, Inc. (A)	7,233	1,273,442
NextEra Energy, Inc.	61,987	4,626,090
ON Semiconductor Corp. (A)	57,291	4,208,024
PayPal Holdings, Inc. (A)	33,898	2,762,348
Pool Corp.	9,393	3,622,035
Quest Diagnostics, Inc.	38,333	5,691,684
Republic Services, Inc.	36,645	4,574,029
Roper Technologies, Inc.	9,454	4,034,495
salesforce.com, Inc. (A)	30,066	5,050,186
Synopsys, Inc. (A)	15,656	5,538,310
The Toro Company	52,230	5,824,690
Thermo Fisher Scientific, Inc.	17,167	9,790,855
TopBuild Corp. (A)	28,110	5,623,687
UnitedHealth Group, Inc.	19,853	9,910,414
Visa, Inc., Class A	42,509	9,785,997
Zebra Technologies Corp., Class A (A)	18,768	5,934,066

Total investments (Cost $221,862,639) 98.5%	$266,140,057
Other assets and liabilities, net 1.5%	4,096,207
Total net assets 100.0%	$270,236,264

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
The fund had the following sector composition as a percentage of net assets on 1-31-23:
Information technology	29.8%
Health care	23.9%
Industrials	21.0%
Consumer discretionary	11.7%
Communication services	5.7%
Financials	4.2%
Utilities	1.7%
Real estate	0.5%
Other assets and liabilities, net	1.5%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL THEMATIC OPPORTUNITIES FUND	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2023, by major security category or type:
	Total value at 1-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Canada	$2,788,622	$2,788,622	—	—
China	7,222,438	2,140,335	$5,082,103	—
Denmark	6,514,842	—	6,514,842	—
France	17,083,234	—	17,083,234	—
Germany	7,004,377	—	7,004,377	—
Ireland	6,650,274	6,650,274	—	—
Japan	8,913,676	—	8,913,676	—
Luxembourg	4,066,489	—	4,066,489	—
Netherlands	7,590,016	7,590,016	—	—
Singapore	4,415,793	—	4,415,793	—
Sweden	2,996,721	—	2,996,721	—
Switzerland	8,488,714	3,043,526	5,445,188	—
Taiwan	6,120,458	6,120,458	—	—
United Kingdom	11,028,668	11,028,668	—	—
United States	165,255,735	165,255,735	—	—
Total investments in securities	$266,140,057	$204,617,634	$61,522,423	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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